Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

Reverse Stock Split

On August 1, 2022, the Board of Directors (the “Board”) of Marizyme approved a reverse stock split of the Company’s authorized and outstanding common stock at a ratio of 1-for-4. On August 3, 2022, the Company effected the reverse stock split by filing a Certificate of Change with the Secretary of State of the State of Nevada. As a result, the total number of shares of common stock held by each stockholder was converted automatically into the number of whole shares of common stock equal to the number of issued and outstanding shares of common stock held by such stockholder immediately prior to the reverse stock split, divided by four, subject to rounding of fractional shares. The Company expects that the reverse stock split will be reflected in the trading price of the common stock after the Financial Industry Regulatory Authority, Inc. (“FINRA”) completes its processing of the reverse stock split, which is expected to be the date on which the common stock is listed on the Nasdaq Capital Market tier operated by Nasdaq in the event that the Company’s listing application to Nasdaq is approved.

As a result of the reverse stock split, there are approximately 10,207,212 shares of common stock outstanding, not including the shares of common stock included in the units that the Company expects to issue in this public offering or upon any exercise of the Over-Allotment Option or of any warrants included in the units issued to investors or of the representative’s warrant. No fractional shares have been or will be issued, and no cash or other consideration has been or will be paid. Instead, the Company issued one whole share of the post-reverse stock split common stock to any stockholder who otherwise would have received a fractional share as a result of the reverse stock split. The Company’s existing shareholders’ percentage ownership interests in the Company remains the same following the reverse stock split (subject to rounding of fractional shares).

Final Closing of Unit Purchase Agreement

On August 12, 2022, the Company conducted the final closing of the Unit Purchase Agreement, in which the Company issued to an investor Units consisting of a convertible note in the aggregate principal amount of $1,500,000, convertible into 214,286 shares of common stock, plus additional shares based on accrued interest, subject to adjustment, and a Class C Warrant for the purchase of 428,571 shares of common stock at $9.00 per share, subject to adjustment.

11. Subsequent Events

We evaluated subsequent events through the date on which the consolidated financial statements were issued and except as noted below, no events require recognition or disclosure.

Subsequent to the year ended December 31, 2021, we conducted the following additional closings of our units private placement in which we accepted the indicated non-cash forms of consideration in exchange for units in the private placement:

●	On January 13, 2022, we issued to a consultant 5,714 units at a price of $7.00 per unit in exchange for their services. The units consist of Convertible Notes in the aggregate principal amount of $40,000 and Class C warrants for the purchase of 11,429 shares of our common stock.

●	On January 24, 2022, we issued to two unrelated investors a total of 39,811 units at a price of $7.00 per unit in exchange for the assumption, cancellation, and conversion of principal notes of our subsidiary My Health Logic. The units consist of Convertible Notes in the aggregate principal amount of $278,678 and Class C warrants for the purchase of 54,623 shares of our common stock.

●	On January 24, 2022, we issued to the representative and its designee, Bradley Richmond, our former licensing and market advisor and former Acting Vice President of Finance, a total of 42,857 units at a price of $7.00 per unit in exchange for services provided to us in connection with our acquisition of My Health Logic. The units consist of Convertible Notes in the aggregate principal amount of $300,000 and Class C warrants for the purchase of 85,500 shares of our common stock.

●	On January 26 and February 14, 2022, in exchange for services of Mr. Richmond, we granted to him 75,000 warrants to purchase an aggregate 75,000 shares of our common stock at an exercise price of $0.04 per share. On March 15, 2022, Mr. Richmond exercised 75,000 of warrants issued to him subsequently to the year end, upon which Marizyme issued to Mr. Richmond 75,000 shares of common stock.